Note 3 - Acquisitions - Pro Forma Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Revenues	$ 354,461	$ 341,376	$ 328,824
Net income	$ 51,302	$ 33,727	$ 25,370
Earnings per share
Basic (in dollars per share)	$ 0.61	$ 0.41	$ 0.33
Diluted (in dollars per share)	$ 0.60	$ 0.41	$ 0.33